Organization and principal activities - Liquidity (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2015 CNY (¥)
Organization and principal activities
Net income/loss	$ 315	¥ 2,171	¥ (84,860)	¥ (200,494)
Invested deficit	(153,774)		62,195	9,205	¥ (1,057,276)	¥ (10,567)
Accumulated deficit	(126,929)				¥ (872,698)
Net cash (used in)/provided by operating activities	$ 15,754	¥ 108,309	¥ 197,438	¥ (123,066)